MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE (Details) - Customer concentration risk - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Concentration risk
Number of customers representing more than 10% of total	0		0
Revenue | Customer one
Concentration risk
Number of customers representing more than 10% of total		1		1	1	0
Concentration risk percentage		33.00%		16.00%	13.00%
Accounts receivable | Customer one
Concentration risk
Number of customers representing more than 10% of total			1		1	3
Concentration risk percentage			14.00%		10.00%	17.00%
Accounts receivable | Customer two
Concentration risk
Concentration risk percentage						15.00%
Accounts receivable | Customer three
Concentration risk
Concentration risk percentage						10.00%